ARTIO GLOBAL EQUITY FUND INC.

March 2, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Artio Global Equity Fund Inc. (the “Fund”)

File Nos. (333-111901) and (811-06017)

Post–Effective Amendment No. 14

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Post-Effective Amendment No. 14 that was filed electronically on February 25, 2011.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 662-1745.

Sincerely,

/s/ Tracie A. Coop

Tracie A. Coop

Assistant Secretary